Income tax expense - Reconciliation of total income tax credit (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of the total tax expense
Loss before income tax	£ (46,985,000)	£ (39,664,000)	£ (130,724,000)
Loss before tax multiplied by UK corporation tax rate of 25.0% (2025 and 2024: 25.0% - UK corporation tax rate)	11,746,000	9,916,000	32,681,000
Tax effects of:
Adjustment in respect of previous years	34,000	(284,000)	(82,000)
Expenses not deductible for tax purposes	(1,362,000)	(2,080,000)	(13,287,000)
Irrecoverable foreign tax credits	(399,000)	(911,000)	(1,747,000)
Deferred tax asset arising in the year not recognized	(5,988,000)
Total income tax credit	4,031,000	£ 6,641,000	£ 17,565,000
Deferred tax assets that would have been recognised on all generated tax losses	£ 26,117,000
UK
Tax effects of:
Corporate tax rate	25.00%	25.00%	25.00%